Marketing Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Marketing Expenses [Abstract]
Marketing Expenses
Note 10 – Marketing Expenses

	Six months ended June 30,	Six months ended June 30,	Year ended December 31,
	2022	2021	2021
	USD thousands	USD thousands	USD thousands

Salaries, wages and related expenses(1)	445	243	494
Share-based payment(1)	528	76	570
PR and advertisement	817	269	507
Maintenance, office and software fees	41	7	22
Depreciation and amortization	54	5	17
D&O insurance	43	0	-
Others	31	5	18
Total Marketing Expenses	1,959	605	1,628

(1)           Including expenses in respect of related parties - see Note 14.

	Three months ended June 30,	Three months ended June 30,
	2022	2021
	USD thousands	USD thousands

Salaries, wages and related expenses(1)	235	120
Share-based payment(1)	71	27
PR and advertisement	523	127
Maintenance, office and software fees	14	3
Depreciation and amortization	23	7
D&O insurance	18	-
Others	24	1
Total Marketing Expenses	908	285

(1)          Including expenses in respect of related parties - see Note 14.

Note 12 – Marketing Expenses

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2021	2020	2019
	USD thousands	USD thousands	USD thousands

Salaries, wages and related expenses	494	255	-
Share-based payment(1)	570	139	-
PR, advertisement and professional services	507	91	-
Maintenance, office and software fees	22	13	-
Depreciation and amortization	17	3	-
Others	18	5	-
Total Marketing Expenses	1,628	506	-